Restructuring (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Program [Roll Forward]
Balance at beginning of period	$ 20,977	$ 2,035	$ 2,035	$ 2,552	$ 0
Charged to expense - termination benefits	1,900	14,700	30,137	3,814	4,705
Charged to expense - other	3,000	700	2,761	921	391
Payments	(17,300)	(8,900)	(13,640)	(5,123)	(2,392)
Other, net	1,000	0	(316)	(129)	(152)
Balance at end of period	9,500	8,500	20,977	2,035	2,552
Restructuring Reserves [Abstract]
Restructuring reserves included in accrued liabilities	9,100		20,238	2,035
Restructuring reserves included in other liabilities	400		700
Industrials Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period	11,146	2,035	2,035	2,552	0
Charged to expense - termination benefits	2,300	14,700	21,000	3,814	4,705
Charged to expense - other	2,100	700	1,912	921	391
Payments	(10,700)	(8,900)	(13,330)	(5,123)	(2,392)
Other, net	700	0	(471)	(129)	(152)
Balance at end of period	5,500	8,500	11,146	2,035	2,552
Industrials Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	40,000		40,000
Industrials Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	45,000		45,000
Industrials Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	37,100		32,700
Energy Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period	5,626	0	0	0	0
Charged to expense - termination benefits	(300)	0	4,937	0	0
Charged to expense - other	700	0	849	0	0
Payments	(4,200)	0	(310)	0	0
Other, net	0	0	150	0	0
Balance at end of period	1,800	0	5,626	0	0
Energy Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	6,000		6,000
Energy Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	7,000		7,000
Energy Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	6,100		5,800
Medical Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period	4,205	0	0	0	0
Charged to expense - termination benefits	(100)	0	4,200	0	0
Charged to expense - other	200	0	0	0	0
Payments	(2,400)	0	0	0	0
Other, net	300	0	5	0	0
Balance at end of period	2,200	$ 0	4,205	$ 0	$ 0
Medical Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	5,000		5,000
Medical Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	6,000		6,000
Medical Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	$ 4,200		$ 4,200